UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2020

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Ideanomics NextGen Vehicles & Technology ETF

(Formerly, Innovation Shares NextGen Vehicles & Technology ETF)

Schedule of Investments

February 29, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.0%

Belgium — 0.9%
Umicore	432	$17,923

Canada — 2.1%
First Quantum Minerals	2,312	17,086
Linamar	124	3,410
Magna International	540	24,575
		45,071
Chile — 0.9%
Sociedad Quimica y Minera de Chile ADR	696	19,056

China — 5.4%
Baidu ADR*	752	90,225
NIO ADR(A)*	5,808	23,987
		114,212
France — 5.7%
Airbus	680	80,745
Faurecia	192	8,622
Renault	772	22,468
Valeo	344	8,608
		120,443
Germany — 10.7%
Continental	424	47,329
Daimler	1,616	66,637
Infineon Technologies	1,792	36,995
Siemens	712	72,892
		223,853
Hong Kong — 7.5%
BAIC Motor, Cl H	18,000	8,823
BYD, Cl H(A)	6,000	36,725
Geely Automobile Holdings	16,000	28,456
Great Wall Motor, Cl H	24,000	17,369
Guangzhou Automobile Group, Cl H	24,000	26,762
MMG*	16,000	3,265
Sinotruk Hong Kong	6,000	11,472
Zijin Mining Group, Cl H	56,000	25,151
		158,023
Italy — 1.2%
STMicroelectronics	916	24,531

Japan — 21.4%
Denso	1,200	46,947
Honda Motor	3,200	83,052
Nidec	400	47,393
Nissan Motor	10,400	44,699
Panasonic	4,000	38,214
Renesas Electronics*	2,000	12,071
Rohm	100	6,582
Sumitomo Chemical	3,200	11,659
Sumitomo Metal Mining	400	9,959
TDK	200	19,376
Toray Industries	2,400	13,900
Toyota Motor	1,200	79,288
Toyota Tsusho	400	12,108
Yaskawa Electric(A)	800	25,105
		450,353
Norway — 0.6%
Norsk Hydro	4,316	12,148

Russia — 0.9%
Yandex, Cl A*	480	19,493

South Korea — 5.9%
Hyundai Mobis	148	25,591
Hyundai Motor	404	38,254
Kia Motors	620	18,506
Samsung Electro-Mechanics	120	12,450
Samsung SDI	124	30,119
		124,920
Switzerland — 3.3%
ABB	3,196	68,711

United States — 32.5%
Communication Services— 4.6%
Alphabet, Cl A*	72	96,426

Consumer Discretionary—10.0%
Aptiv PLC	408	31,869
Autoliv(A)	172	11,478
Tesla*	244	162,990
Veoneer(A)*	236	2,905
		209,242
Industrials— 1.6%
Lyft, Cl A(A)*	892	34,003

Information Technology— 14.5%
Advanced Micro Devices*	1,244	56,577
Ambarella*	48	2,854
Intel	1,700	94,384
Marvell Technology Group	948	20,192
NVIDIA	428	115,590
ON Semiconductor*	796	14,853
		304,450
Materials— 1.8%
Albemarle(A)	244	19,971
FMC	188	17,503
		37,474
		681,595

Total Common Stock
(Cost $2,211,945)		2,080,332
MONEY MARKET — 0.8%
JPMorgan U.S. Government Money Market Fund, Class L, 1.44%(B)	16,578	16,578

Total Money Market
(Cost $16,578)		16,578

Ideanomics NextGen Vehicles & Technology ETF

(Formerly, Innovation Shares NextGen Vehicles & Technology ETF)

Schedule of Investments

February 29, 2020 (Unaudited)

Description	Par Amount	Fair Value

REPURCHASE AGREEMENT — 3.1%(C)(D)
Deutsche Bank Sec, Inc
1.590%, dated 02/28/2020, to be repurchased on 03/02/2019, repurchase price $64,795 (collateralized by various U.S. Treasury obligations, par values ranging from $9,852 to $54,326, 1.750% to 2.250%, 05/15/2023 to 04/30/2024 with a total market value of $66,082)	$64,786	$64,786

Total Repurchase Agreement
(Cost $64,786)		64,786

Total Investments - 102.9%
(Cost $2,293,309)		$2,161,696

Percentages are based on Net Assets of $2,101,652.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $122,331.
(B)	The rate reported is the 7-day effective yield as of February 29, 2020.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $64,786.

ADR	- American Depositary Receipt
Cl	- Class
PLC	- Public Limited Company

The following is a list of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,080,332	$—	$—	$2,080,332
Repurchase Agreement	—	64,786	—	64,786
Money Market	16,578	—	—	16,578
Total Investments in Securities	$2,096,910	$64,786	$—	$2,161,696

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-002-0500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 24, 2020

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 24, 2020